Loans Held for Investment - Narrative (Details) $ in Thousands	1 Months Ended
	Apr. 30, 2021 USD ($) ft² property extension_option	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Committed Principal Amount		$ 148,652	$ 92,863
Weighted average risk rating		3.0	3.0
Colorado Springs, Colorado | Subsequent Event | Office/Industrial Property | First Mortgage Bridge Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Committed Principal Amount	$ 34,275
Area of property | ft²	288,275
Initial term	3 years
Number of extension options | extension_option	1
Extension term	1 year
Colorado Springs, Colorado | Subsequent Event | Office/Industrial Property | LIBOR | First Mortgage Bridge Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Basis spread on variable rate	4.50%
Colorado Springs, Colorado | Subsequent Event | Office/Industrial Property | Initial Funding | First Mortgage Bridge Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Committed Principal Amount	$ 28,970
Colorado Springs, Colorado | Subsequent Event | Office/Industrial Property | Future Funding Allowance | First Mortgage Bridge Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Committed Principal Amount	5,305
Londonderry, New Hampshire | Subsequent Event | Office/Industrial Property | First Mortgage Bridge Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Committed Principal Amount	$ 39,240
Initial term	3 years
Number of extension options | extension_option	2
Extension term	1 year
Number of properties | property	2
Londonderry, New Hampshire | Subsequent Event | Office/Industrial Property | LIBOR | First Mortgage Bridge Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Basis spread on variable rate	4.00%
Londonderry, New Hampshire | Subsequent Event | Office/Industrial Property | Initial Funding | First Mortgage Bridge Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Committed Principal Amount	$ 34,200
Londonderry, New Hampshire | Subsequent Event | Office/Industrial Property | Future Funding Allowance | First Mortgage Bridge Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Committed Principal Amount	$ 5,040